Condensed Consolidated Interim Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Net of reserve for credit losses	$ 0	$ 505,000,000
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	9,076,734	9,076,724	9,076,724
Preferred stock, shares issued	9,043,234	9,043,234	9,043,234
Preferred stock, shares outstanding	9,043,234	9,043,234	9,043,234
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	24,200,000	24,200,000	24,200,000
Common stock, shares issued	12,729,805	11,716,680	9,220,534
Common stock, shares outstanding	12,062,805	11,039,388	9,220,534
Treasury stock, shares	667,000	667,000	0
Preferred Stock [Member]
Preferred stock, shares authorized	9,071,293	9,071,293	9,071,293
Preferred stock, shares issued	9,043,234	9,043,234
Preferred stock, shares outstanding	9,043,234	9,043,234
CSLM Acquisition Corp [Member]
Net of reserve for credit losses	$ 0	$ 505,000
Temporary equity, shares outstanding	901,955	1,372,687
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
CSLM Acquisition Corp [Member] | Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	500,000,000	500,000,000
Temporary equity, shares outstanding	901,955,000	1,372,687,000
Common Class A [Member] | CSLM Acquisition Corp [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	500,000,000	500,000,000	500,000,000
Temporary equity, shares outstanding	901,955	1,372,687	4,772,187
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	4,743,749	4,743,749	4,743,749
Common stock, shares outstanding	4,743,749	4,743,749	4,743,749
Common Class B [Member] | CSLM Acquisition Corp [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	1	1	1
Common stock, shares outstanding	1	1	1